Submission	Oct. 15, 2025
Submission [Line Items]
Central Index Key	0001045520
Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Registration File Number	333-272447
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A